BASIS OF PRESENTATION (Details)	1 Months Ended	12 Months Ended
	Aug. 26, 2015	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Ownership Interest	99.67%
Oniva Silver and Gold Mines S.A. de C.V (Member)
Disclosure of detailed information about business combination [line items]
Subsidiary		Oniva Silver and Gold Mines S.A. de C.V.
Ownership Interest		100.00%
Jurisdiction		Mexico
Nature of Operations		Mexican administration
Promotora Avino, S.A. de C.V. (Member)
Disclosure of detailed information about business combination [line items]
Subsidiary		Promotora Avino, S.A. de C.V. (“Promotora”)
Ownership Interest		79.09%
Jurisdiction		Mexico
Nature of Operations		Holding company
Compañía Minera Mexicana de Avino, S.A. de C.V. Direct (Member)
Disclosure of detailed information about business combination [line items]
Subsidiary		Compania Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)
Ownership Interest		98.45%
Jurisdiction		Mexico
Nature of Operations		Mining and exploration
Compañía Minera Mexicana de Avino, S.A. de C.V. Indirect (Member)
Disclosure of detailed information about business combination [line items]
Subsidiary		Compania Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)
Ownership Interest		1.22%
Jurisdiction		Mexico
Nature of Operations		Mining and exploration
Compañía Minera Mexicana de Avino, S.A. de C.V. Effective (Member)
Disclosure of detailed information about business combination [line items]
Subsidiary		Compania Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)
Ownership Interest		99.67%
Jurisdiction		Mexico
Nature of Operations		Mining and exploration
Bralorne Gold Mines Ltd (Member)
Disclosure of detailed information about business combination [line items]
Subsidiary		Bralorne Gold Mines Ltd.
Ownership Interest		100.00%
Jurisdiction		Canada
Nature of Operations		Mining and exploration